Significant Accounting Judgments and Estimates (Details)	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgments and Estimates [Abstract]
Lease assets, descriptions	The Company has the option under some of its leases to lease the assets for additional terms of three to ten years.
Lease exceeds term	10 years